DERIVATIVES AND HEDGING TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
DERIVATIVES AND HEDGING TRANSACTIONS
Impact on AOCI and earnings from derivative contracts qualified as cash flow hedges

MILLIONS	LOCATION	2014	2013	2012

Unrealized gain (loss) recognized into AOCI (effective portion)
Foreign currency forward contracts	AOCI (equity)	$26.7	$4.7	$(1.9)
Interest rate swap contracts	AOCI (equity)	(22.1)	––	—
	Total	4.6	4.7	(1.9)
Gain (loss) recognized in income (effective portion)
Foreign currency forward contracts	Sales	––	—	(0.1)
	Cost of sales	6.1	(0.8)	2.0
	SG&A	1.5	—	0.2
	Total	7.6	(0.8)	2.1

Interest rate swap contracts	Interest expense, net	(4.1)	(4.1)	(4.1)
	Total	$3.5	$(4.9)	$(2.0)

Impact on earnings from derivative contracts that qualified as fair value hedges

MILLIONS	LOCATION	2014	2013	2012

Gain (loss) on derivative recognized income
Interest rate swap	Interest expense, net	$(2.1)	$—	$—

Gain (loss) on hedged item recognized income
Interest rate swap	Interest expense, net	$2.1	$—	$—

Revaluation gains and losses on net investment hedges
MILLIONS	2014	2013	2012

Revaluation gains (losses), net of tax	$34.7	$(11.4)	$9.8

Impact on earnings from derivative contracts not designated as hedging instruments
MILLIONS	LOCATION	2014	2013	2012

Gain (loss) recognized in income
Foreign currency forward contracts	SG&A	$8.6	$(1.4)	$(0.9)
	Interest expense, net	(9.0)	(6.6)	(7.0)
	Total	$(0.4)	$(8.0)	$(7.9)

Fair value of the company's outstanding derivative assets and liabilities

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
MILLIONS	2014	2013	2014	2013

Derivatives designated as hedging instruments:
Foreign currency forward contracts	$17.9	$4.4	$0.6	$1.1
Interest rate swap contracts	—	—	24.2	—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	57.6	15.8	27.3	13.1
Total	$75.5	$20.2	$52.1	$14.2